Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB PORTFOLIOS
Entity Central Index Key	0000812015
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000029000
Shareholder Report [Line Items]
Fund Name	AB Growth Fund
Class Name	Advisor Class
Trading Symbol	AGRYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Growth Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AGRYX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$41	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%	[1]
AssetsNet	$ 1,545,359,902
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 5,878,338
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,545,359,902
# of Portfolio Holdings	68
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (Net)	$5,878,338

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	33.1%
Communication Services	18.3%
Consumer Discretionary	14.5%
Health Care	13.5%
Industrials	6.8%
Financials	6.8%
Consumer Staples	5.6%
Materials	0.6%
Short-Term Investments	0.8%
Other assets less liabilities	0.0%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$136,304,551	8.8%
Alphabet, Inc. - Class C	$135,678,762	8.8%
Amazon.com, Inc.	$119,465,260	7.7%
Meta Platforms, Inc. - Class A	$93,506,116	6.1%
Broadcom, Inc.	$74,095,908	4.8%
Microsoft Corp.	$65,797,795	4.2%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$59,878,300	3.9%
Visa, Inc. - Class A	$54,505,450	3.5%
Eli Lilly & Co.	$52,167,608	3.4%
Netflix, Inc.	$40,641,262	2.6%
Total	$832,041,012	53.8%

C000028997
Shareholder Report [Line Items]
Fund Name	AB Growth Fund
Class Name	Class A
Trading Symbol	AGRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Growth Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AGRFX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.06%	[2]
AssetsNet	$ 1,545,359,902
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 5,878,338
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,545,359,902
# of Portfolio Holdings	68
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (Net)	$5,878,338

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	33.1%
Communication Services	18.3%
Consumer Discretionary	14.5%
Health Care	13.5%
Industrials	6.8%
Financials	6.8%
Consumer Staples	5.6%
Materials	0.6%
Short-Term Investments	0.8%
Other assets less liabilities	0.0%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$136,304,551	8.8%
Alphabet, Inc. - Class C	$135,678,762	8.8%
Amazon.com, Inc.	$119,465,260	7.7%
Meta Platforms, Inc. - Class A	$93,506,116	6.1%
Broadcom, Inc.	$74,095,908	4.8%
Microsoft Corp.	$65,797,795	4.2%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$59,878,300	3.9%
Visa, Inc. - Class A	$54,505,450	3.5%
Eli Lilly & Co.	$52,167,608	3.4%
Netflix, Inc.	$40,641,262	2.6%
Total	$832,041,012	53.8%

C000028999
Shareholder Report [Line Items]
Fund Name	AB Growth Fund
Class Name	Class C
Trading Symbol	AGRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Growth Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AGRCX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$92	1.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.81%	[3]
AssetsNet	$ 1,545,359,902
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 5,878,338
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,545,359,902
# of Portfolio Holdings	68
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (Net)	$5,878,338

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	33.1%
Communication Services	18.3%
Consumer Discretionary	14.5%
Health Care	13.5%
Industrials	6.8%
Financials	6.8%
Consumer Staples	5.6%
Materials	0.6%
Short-Term Investments	0.8%
Other assets less liabilities	0.0%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$136,304,551	8.8%
Alphabet, Inc. - Class C	$135,678,762	8.8%
Amazon.com, Inc.	$119,465,260	7.7%
Meta Platforms, Inc. - Class A	$93,506,116	6.1%
Broadcom, Inc.	$74,095,908	4.8%
Microsoft Corp.	$65,797,795	4.2%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$59,878,300	3.9%
Visa, Inc. - Class A	$54,505,450	3.5%
Eli Lilly & Co.	$52,167,608	3.4%
Netflix, Inc.	$40,641,262	2.6%
Total	$832,041,012	53.8%

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000029003
Shareholder Report [Line Items]
Fund Name	AB Growth Fund
Class Name	Class I
Trading Symbol	AGFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Growth Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AGFIX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%	[4]
AssetsNet	$ 1,545,359,902
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 5,878,338
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,545,359,902
# of Portfolio Holdings	68
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (Net)	$5,878,338

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	33.1%
Communication Services	18.3%
Consumer Discretionary	14.5%
Health Care	13.5%
Industrials	6.8%
Financials	6.8%
Consumer Staples	5.6%
Materials	0.6%
Short-Term Investments	0.8%
Other assets less liabilities	0.0%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$136,304,551	8.8%
Alphabet, Inc. - Class C	$135,678,762	8.8%
Amazon.com, Inc.	$119,465,260	7.7%
Meta Platforms, Inc. - Class A	$93,506,116	6.1%
Broadcom, Inc.	$74,095,908	4.8%
Microsoft Corp.	$65,797,795	4.2%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$59,878,300	3.9%
Visa, Inc. - Class A	$54,505,450	3.5%
Eli Lilly & Co.	$52,167,608	3.4%
Netflix, Inc.	$40,641,262	2.6%
Total	$832,041,012	53.8%

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized